TAXES ON INCOME (Components of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic
Foreign	55	62	49
Current Income Tax Expense (Benefit), Total	$ 55	$ 62	$ 49